Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	$ 5,762	$ 4,861
Due Within 1 Year [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	1,062	740
Due After 1 Year But Within 2 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	1,081	1,015
Due After 2 Years But Within 3 years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	902	736
Due After 3 Years But Within 4 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	690	639
Due After 4 Years But Within 5 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	624	448
Due After 5 Years [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	$ 1,403	$ 1,283